Derivative Financial Instruments - Schedule of Interest Rate Swaps Outstanding (Details) - Interest Rate Swap - Designated as Hedging Instrument $ in Thousands, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Derivative [Line Items]
Derivative Assets	$ 1,906		$ 14,141
Derivative Liabilities	3,403		3,021
Interest Rate Swap Agreement 1 Maturing July 30 2027
Derivative [Line Items]
Notional	$ 200,000		$ 200,000
Fixed Base Interest Rate Swap	3.05%	3.05%	3.05%	3.05%
Derivative Assets	$ 736		$ 4,651
Derivative Liabilities	0		0
Interest Rate Swap Agreement 2 Maturing July 30 2027
Derivative [Line Items]
Notional	$ 175,000		$ 175,000
Fixed Base Interest Rate Swap	3.47%	3.47%	3.47%	3.47%
Derivative Assets	$ 0		$ 2,265
Derivative Liabilities	493		0
Interest Rate Swap Agreement 1 Maturing December 31 2027
Derivative [Line Items]
Notional	$ 270,000		$ 270,000
Fixed Base Interest Rate Swap	3.05%	3.05%	3.05%	3.05%
Derivative Assets	$ 1,170		$ 7,225
Derivative Liabilities	$ 0		$ 0
Interest Rate Swap Agreement 2 Maturing December 31 2027
Derivative [Line Items]
Notional		$ 250		$ 250
Fixed Base Interest Rate Swap	3.59%	3.59%	3.59%	3.59%
Derivative Assets	$ 0		$ 0
Derivative Liabilities	$ 2,910		$ 3,021